SCHEDULE OF ACCOUNTS RECEIVABLES, NET (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Credit Loss [Abstract]
Accounts receivable		$ 25,213
Less: allowance for doubtful accounts		(17,733)
Accounts receivable, net		$ 7,480